Trading revenues	6 Months Ended
Jun. 30, 2021
Trading revenues
7 Trading revenues
in	2Q21	1Q21	2Q20	6M21	6M20
Trading revenues (CHF million)
Interest rate products	154	752	1,374	906	(874)
Foreign exchange products	358	148	539	506	1,110
Equity/index-related products	(117)	1,001	(375)	884	(56)
Credit products	(271)	(33)	(682)	(304)	1,217
Commodity and energy products	(7)	9	69	2	97
Other products	36	(66)	329	(30)	687
Trading revenues	153	1,811	1,254	1,964	2,181
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
> Refer to “Note 7 – Trading revenues” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information on trading revenues and managing trading risks.

Bank
Trading revenues
7 Trading revenues
in	6M21	6M20
Trading revenues (CHF million)
Interest rate products	893	(921)
Foreign exchange products	497	1,113
Equity/index-related products	868	(88)
Credit products	(304)	1,217
Commodity and energy products	2	97
Other products	(32)	687
Trading revenues	1,924	2,105
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.